Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net (loss) income	$ (706,632)	$ 6,781,390	$ 8,809,060	$ 2,653,250
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Investment income earned on investment held in Trust Account	(4,554,058)	(9,927,002)	(12,654,638)	(4,375,763)
Changes in operating assets and liabilities:
Prepaid expenses	234,491	(44,951)	(25,502)	(248,329)
Accounts payable and accrued expenses	2,606,392	73,437	93,752	18,381
Related party advances	1,385,118	(55,432)	(204,949)	204,949
Accrued income and franchise taxes	62,301	(248,780)	(198,369)	398,369
Net Cash Used In Operating Activities	(972,388)	(3,421,338)	(4,180,646)	(1,349,143)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited into Trust Account				(552,000,000)
Investment income released from Trust Account to pay taxes	588,550	2,597,812	3,197,812	680,000
Net Cash Provided By Investing Activities	588,550	2,597,812	3,197,812	(551,320,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance Initial Public Offering				552,000,000
Proceeds from Issuance of Preferred Limited Partners Units				14,040,000
Payment of underwriter compensation				(11,040,000)
Payment of offering costs				(824,262)
Net Cash Provided By Financing Activities				554,175,738
Net change in cash and cash equivalent	(383,838)	(823,526)	(982,834)	1,506,595
Cash and cash equivalent at beginning of year	548,761	1,531,595	1,531,595	25,000
Cash and cash equivalent at end of year	164,923	708,069	548,761	1,531,595
Supplemental disclosures of cash flow information:
Cash paid for income taxes	548,500	2,397,762	2,997,762
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Deferred underwriters' commissions charged to additional paid-in capital in connection with the Public Offering				19,320,000
Change in value of Class A common stock subject to possible redemption	783,550	$ 6,781,390	$ 8,809,060	$ 532,530,110
Redemption of Class A common stock	$ 76,922